Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME
Loans, including fees	$ 14,965,582	$ 15,243,402	$ 17,912,408
Securities:
Taxable	2,610,954	2,429,043	2,543,299
Tax-exempt	1,688,577	1,858,801	1,787,431
Other	354,695	322,681	348,274
Total interest income	19,619,808	19,853,927	22,591,412
INTEREST EXPENSE
Deposits	1,969,296	2,142,274	3,347,697
Borrowings	698,434	1,107,098	1,328,093
Total interest expense	2,667,730	3,249,372	4,675,790
Net interest income	16,952,078	16,604,555	17,915,622
PROVISION (CREDIT) FOR LOAN LOSSES	(430,000)	(832,925)	200,000
Net interest income after provision for loan losses	17,382,078	17,437,480	17,715,622
NON-INTEREST INCOME
Service charges on deposit accounts	1,325,440	1,252,379	1,146,263
Gain on sale of loans	610,419	719,289	1,296,875
Net securities gains	399,760	134,177	267,513
Change in fair value of mortgage servicing rights	(147,050)	315,758	15,931
Increase in cash surrender value of life insurance	396,646	411,955	425,596
Other operating income	1,802,288	1,634,438	1,201,374
Total non-interest income	4,387,503	4,467,996	4,353,552
NON-INTEREST EXPENSES
Salaries, wages and employee benefits	8,414,792	8,237,152	8,554,404
Occupancy expenses	1,584,863	1,555,242	1,474,140
Other operating expenses	6,375,428	6,231,878	6,484,813
Total non-interest expenses	16,375,083	16,024,272	16,513,357
Income before income taxes	5,394,498	5,881,204	5,555,817
PROVISION FOR INCOME TAXES	1,083,000	1,240,000	1,071,000
NET INCOME	$ 4,311,498	$ 4,641,204	$ 4,484,817
NET INCOME PER SHARE (basic and diluted) (in dollars per share)	$ 1.27	$ 1.35	$ 1.30